Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating activities
Loss before income tax	€ (173,481)	€ (120,405)
Adjustments to reconcile loss before tax to net cash flows
Finance income	(19,531)	(10,619)
Finance expense	6,819	3,077
Depreciation and impairment of property, plant and equipment and right-of-use assets	17,399	23,349
Loss on disposal of fixed assets	895	6,428
Impairment of inventory and prepayments	7,655	41,295
Share-based payment expense	6,273	6,455
Non-cash income from release of provisions	(1,922)	(61,102)
Working capital changes
Decrease / (increase) in assets held for sale	580
Decrease / (increase) in trade receivables and contract assets	(1,592)	12,334
Decrease / (increase) in inventory	(6,966)	6,996
Decrease / (increase) in other assets	19,319	(9,724)
(Decrease) / increase in trade and other payables, other liabilities and contract liabilities	(85,932)	(131,746)
Decrease / (increase) in deferred taxes	(33)	49
Income taxes paid	(2,966)	(152)
Interest received	11,300
Interest paid	(2,102)	(3,326)
Net cash flow (used in) operating activities	(224,285)	(237,091)
Investing activities
Purchase of property, plant and equipment	(38,181)	(67,124)
Purchase of intangible assets	(2,610)	(5,435)
Net cash flow (used in) investing activities	(40,791)	(72,559)
Financing activities
Payments on lease obligations	(3,965)	(3,087)
Proceeds from the issuance of Shares (net of transaction costs)	235,840	32,325
Payment on / proceeds from treasury shares/exercise of options	428	635
Net cash flow provided by financing activities	232,303	29,873
Net increase (decrease) in cash and cash equivalents	(32,773)	(279,777)
Currency translation gains (losses) on cash and cash equivalents	1,118	9,178
Cash and cash equivalents, beginning of period	495,797	811,464
Cash and cash equivalents, end of period	€ 464,145	€ 540,865